Right-of-Use Assets (Details) - Schedule of Right-of-Use Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property [Member]
Schedule of Right-of-Use Assets [Line items]
Balance	$ 59,441
Addition		118,881
Gain of lease early termination
Depreciation	(59,582)	(59,440)
Effect of movement in exchange rates	141
Balance		59,441
Office equipment [member]
Schedule of Right-of-Use Assets [Line items]
Balance	4,747	6,105
Addition
Gain of lease early termination
Depreciation	(1,393)	(1,390)
Effect of movement in exchange rates	71	32
Balance	3,425	4,747
Motor Vehicle [Member]
Schedule of Right-of-Use Assets [Line items]
Balance	146,463	117,261
Addition	52,664	95,105
Gain of lease early termination	(20,854)
Depreciation	(104,887)	(66,522)
Effect of movement in exchange rates	1,623	619
Balance	75,009	146,463
Total [Member]
Schedule of Right-of-Use Assets [Line items]
Balance	210,651	123,366
Addition	52,664	213,986
Gain of lease early termination	(20,854)
Depreciation	(165,862)	(127,352)
Effect of movement in exchange rates	1,835	651
Balance	$ 78,434	$ 210,651